Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Tables
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease payments due are as follows:
Year Ended December 31,
2015	$645,687
2016	650,652
2017	564,251
2018	80,651
Total minimum lease payments	$1,941,241